Financial Instruments - Derivatives, Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	$ 731	$ 942
Fair value of total derivative instruments, Liabilities	383	415
Short-term debt	10,207	6,987
Long-term debt (excluding current portion)	35,605	39,837
Fair value of total derivative liabilities and debt	6,644	6,886
Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	704	870
Fair value of total derivative instruments, Liabilities	320	355
Designated as hedging instruments | Instruments in net investment hedges
Fair Values of Derivative Instruments
Long-term debt (excluding current portion)	6,261	6,471
Total debt designated as hedging instruments	6,261	6,471
Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	28	72
Fair value of total derivative instruments, Liabilities	63	60
Prepaid expenses and other current assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	9	2
Prepaid expenses and other current assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	348	111
Prepaid expenses and other current assets | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	26	61
Prepaid expenses and other current assets | Equity contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	2	12
Investments and sundry assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	212	459
Investments and sundry assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	135	298
Other accrued expenses and liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	4
Other accrued expenses and liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	110	318
Other accrued expenses and liabilities | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	13	57
Other accrued expenses and liabilities | Equity contracts | Not designated as hedging instruments - economic hedges
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	51	3
Other liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	76	34
Other liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	$ 129	$ 3